Average Annual Total Returns - Morningstar Global Income Fund	Morningstar Global Income Fund Since Inception	Morningstar Global Income Fund 1 Year	Morningstar Global Income Fund Inception Date	Morningstar Global Income Fund Return After Taxes on Distributions Since Inception	Morningstar Global Income Fund Return After Taxes on Distributions 1 Year	Morningstar Global Income Fund Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Morningstar Global Income Fund Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Morningstar Global Income Blended Index (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted) Since Inception		Morningstar Global Income Blended Index (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted) 1 Year
Total	8.90%	3.93%	Nov. 02, 2018	7.64%	2.95%	6.47%	2.61%	14.05%	[1]	14.80%	[1]

[1]	The Morningstar Global Income Blended Index is composed of 75% Morningstar Global Markets NR Index and 25% Bloomberg Barclays Multiverse Total Return Index. The Morningstar Global Markets NR Index captures the performance of the stocks located in the developed and emerging countries across the world. The Bloomberg Barclays Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond market. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to those who do not benefit from double taxation treaties.